Equity-Based Compensation (Total Compensation Cost For Equity-Based Arrangements) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	$ 6.6	$ 2.8	$ 2.2
Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	4.2	1.2	1.2
Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	0.2	0.2	0.4
Restricted Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	$ 2.2	$ 1.4	$ 0.6